SHARE-BASED COMPENSATION (Stock Options) (Narrative) (Details) $ / shares in Units, $ in Thousands														1 Months Ended							8 Months Ended	12 Months Ended
	Dec. 23, 2015 USD ($)	Dec. 29, 2014 USD ($) $ / shares	May. 19, 2014 item $ / shares shares	Dec. 02, 2013 item $ / shares shares	Oct. 25, 2013 USD ($) $ / shares shares	Aug. 30, 2013 item $ / shares shares	May. 17, 2013 item $ / shares shares	Apr. 02, 2013 item $ / shares shares	Mar. 22, 2013 item $ / shares shares	Dec. 28, 2012 $ / shares	Apr. 05, 2012 USD ($) item $ / shares shares	Oct. 15, 2009 shares	Jan. 31, 2008 item shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2012 item $ / shares shares	Jun. 30, 2012 item $ / shares shares	Apr. 30, 2012 item $ / shares shares	Dec. 31, 2011 item $ / shares shares	Sep. 30, 2011 item $ / shares shares	Jan. 31, 2011 item $ / shares shares	Oct. 31, 2010 item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) shares
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Weighted average exercise price (in dollars per share) | $ / shares														$ 0.36								$ 0.36
Proportion of vesting of remaining awards																				0.028
Cash proceeds from early exercise of options | $																						$ 1,231	$ 2,514	$ 2,913
Closing stock price of ordinary shares (in dollars per share) | $ / shares														$ 1.23								$ 1.23	$ 0.84	$ 1.02
Unrecognized share-based compensation cost disclosure
Intrinsic value of options outstanding | $														$ 46,430								$ 46,430	$ 7,451	$ 15,964
Proceeds by noncontrolling shareholder | $														$ 1,930								$ 1,930
Wanmen [Member]
Unrecognized share-based compensation cost disclosure
Ownership percentage														75.00%								75.00%
Awards vesting on May 1, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																	25.00%
Awards vested at the end of each calendar month after May 1, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																	75.00%
Awards vesting on June 14, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																25.00%
Proportion of vesting of remaining awards																0.028
Awards vested at the end of each calendar month after June 14, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																75.00%
Proportion of vesting of remaining awards																	0.028
Awards vesting on December 31, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage															25.00%
Awards vesting on December 31, 2013 [Member] | Game [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage								25.00%
Awards vested at the end of each calendar month after December 31, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage															75.00%
Proportion of vesting of remaining awards															0.028
Awards vesting on March 21, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage									25.00%
Awards vested at the 21st day of each calendar month after March 21, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage									75.00%
Proportion of vesting of remaining awards									0.028
Awards vested at the last day of each calendar month subsequent to January 1, 2014 through the end of the fourth year [Member] | Game [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage								75.00%
Proportion of vesting of remaining awards								0.028
Awards vesting on May 16, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage							25.00%
Awards vested at the 16th day of each calendar month after May 16, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage							75.00%
Proportion of vesting of remaining awards							0.028
Awards vesting on August 30, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage						25.00%
Awards vested at the 16th day of each calendar month after August 30, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage						75.00%
Proportion of vesting of remaining awards						0.028
Awards vesting on December 2, 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage				25.00%
Awards vested at the 1st day of each calendar month after December 2, 2014 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage				75.00%
Proportion of vesting of remaining awards				0.028
Awards vested at the 1st day of each calendar month after May 19, 2015 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards			0.028
Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting period																				4 years	4 years
Cancelled granted employees in Nuomi (in shares) | shares					187,600																	1,875,825	15,247,071
Weighted average exercise price (in dollars per share) | $ / shares					$ 1.15
Options granted to employees, management and external advisors (in shares) | shares				2,755,500		600,000	3,060,000		9,867,000						3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630		69,593,691
Exercise price of awards granted (in dollars per share) | $ / shares				$ 0.94		$ 1.087	$ 0.95		$ 0.983						$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.80		$ 0.87
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options | $														$ 35,709								$ 35,709
Weighted-average vesting period for recognition of unrecognized share-based compensation cost																						2 years 2 months 23 days
Stock based compensation expense | $					$ 425
Stock options [Member] | Game [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares								11,630,000
Exercise price of awards granted (in dollars per share) | $ / shares								$ 0.01
Stock options [Member] | Awards vesting at the end of first year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																					50.00%
Stock options [Member] | Awards vested on grant date [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																					100.00%
Stock options [Member] | Awards vested over two years [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting period																					2 years
Stock options [Member] | Awards vested over Four Years vest at end of first year. [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																					25.00%
Stock options [Member] | Awards vested at each of the monthly anniversary for the grant date from the second year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards																					0.042
Stock options [Member] | Awards vested at each of the monthly anniversary for the grant date from the second year through the fourth years [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																					75.00%
Proportion of vesting of remaining awards																					0.028
Stock options [Member] | Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																			75.00%	75.00%
Proportion of vesting of remaining awards																			0.028
Stock options [Member] | Awards vested on various defined vesting commencement date [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																			25.00%
Stock options [Member] | Awards vested on December 31, 2011 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																				25.00%
60,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares																		60,000
60,000 share options [Member] | Awards vested on November 9, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage			25.00%															25.00%
60,000 share options [Member] | Awards vested at ninth day of each calendar month after November 9, 2012 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage			75.00%															75.00%
Proportion of vesting of remaining awards																		0.028
1,579,107 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares																		1,579,107
1,579,107 share options [Member] | Awards vested on December 31, 2012 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																		25.00%
1,579,107 share options [Member] | Awards vested at end of each calendar month after December 31, 2012 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage																		75.00%
Proportion of vesting of remaining awards																		0.028
34,796,847 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares			34,796,847
Non-employee options [Member]
Unrecognized share-based compensation cost disclosure
Stock based compensation expense | $																						$ 77	$ 614	$ 721
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Percantage of options to be forfeited on May 19, 2017 unless the average closing price of one ADS for specific period is US$6.00 or higher			100.00%
Number of days for calculation of average closing price of one ADS			30 days
Minimum average closing price of one ADS for specific period | $ / shares			$ 6.00
Options granted to employees, management and external advisors (in shares) | shares			69,593,691
Exercise price of awards granted (in dollars per share) | $ / shares			$ 1.097
Share-based compensation expenses from continuing operations | $																						22,989	18,282	9,404
Share-based compensation expenses from discontinued operations | $																						1,736	777	5,033
Modified stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS) | $ / shares										$ 4.00
Exercise price of the outstanding share options granted after modification (in dollars per ADS) | $ / shares										$ 3.30
Outstanding options eligible for modification (in shares) | shares																									27,480,309
Total incremental cost | $																									$ 4,281
Share-based compensation expense | $																						973	1,063	$ 1,063	$ 949
Modified Stock Options 23 December 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Total incremental cost | $	$ 10,926
Share-based compensation expense | $																						4,446
Modified Stock Options 29 December 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS) | $ / shares		$ 0.873
Exercise price of the outstanding share options granted after modification (in dollars per ADS) | $ / shares		$ 0.873
Total incremental cost | $		$ 6,350
Share-based compensation expense | $																						$ 1,494	$ 3,678
2006 Plan [Member] | Stock options [Member] | Batch I awards vesting monthly from second year to fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Proportion of vesting of remaining awards													0.028
2008 Plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares) | shares													60,312,000
Number of batches for option grants													2
Award vesting period													4 years
Options expiry term from the date of grant													10 years
Options granted to employees, management and external advisors (in shares) | shares													60,312,000
2008 Plan [Member] | Stock options [Member] | Batch I awards vested on first anniversary [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage													25.00%
2009 Plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares) | shares												39,064,000
Award vesting period												3 years
Options expiry term from the date of grant												10 years
Options granted to employees, management and external advisors (in shares) | shares												39,064,000
2009 Plan [Member] | Stock options [Member] | Awards vested on grant date [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage												25.00%
2009 Plan [Member] | Stock options [Member] | Awards vest evenly each subsequent calendar month through three years [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage												75.00%
2011 share incentive plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares											24,636,000
Exercise price of awards granted (in dollars per share) | $ / shares											$ 1.82
Grant day fair value of the options | $											$ 26,638
Period over which grant day fair value will be recognized											4 years
2011 share incentive plan [Member] | 24,300,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares											24,300,000
2011 share incentive plan [Member] | 24,300,000 share options [Member] | Awards vested on April 4, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											25.00%
2011 share incentive plan [Member] | 24,300,000 share options [Member] | Award vested at fourth day of each calendar month after April 4, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											75.00%
Proportion of vesting of remaining awards											0.028
2011 share incentive plan [Member] | 240,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares											240,000
2011 share incentive plan [Member] | 240,000 share options [Member] | Awards vested on February 28, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											25.00%
2011 share incentive plan [Member] | 240,000 share options [Member] | Awards vested at end of each calendar month after February 28, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											75.00%
Proportion of vesting of remaining awards											0.028
2011 share incentive plan [Member] | 90,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares											90,000
2011 share incentive plan [Member] | 90,000 share options [Member] | Awards vested on January 8, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											25.00%
2011 share incentive plan [Member] | 90,000 share options [Member] | Awards vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											75.00%
Proportion of vesting of remaining awards											0.028
2011 share incentive plan [Member] | 6,000 share options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares) | shares											6,000
2011 share incentive plan [Member] | 6,000 share options [Member] | Awards vested on March 18, 2013 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											25.00%
2011 share incentive plan [Member] | 6,000 share options [Member] | Awards vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting percentage											75.00%
Proportion of vesting of remaining awards											0.028